Debt	12 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Debt
8. Debt
At June 30, our debt consisted of the following.

	2022	2021
	(in thousands)
Note payable for land	$—	$93
Vehicle notes payable	186	—

Total debt	186	93
Current portion of debt	38	—

Long-term debt	$148	$93

Payments on the vehicle notes are
$38, $40, $42, $44 and $22
(all thousands) over the next five years and bear interest at
 3.9
%. During the years ended June 30, 2022 and 2021, we recognized interest expense of
$6
thousand and
 $5 thousand, respectively.